Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments [Abstract]
Unrealized loss related to investments marketable securities	$ 35,758	$ 640,998	$ 3,890,427